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MainStay MacKay Strategic Bond Fund
MainStay MacKay Strategic Bond Fund

THE MAINSTAY FUNDS

MainStay MacKay Strategic Bond Fund

Supplement dated June 28, 2021 (“Supplement”) to the Summary Prospectus and

Prospectuses each dated February 28, 2021, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectuses.

1.	Effective July 1, 2021, the Summary Prospectus and Prospectuses are revised as follows:

The table and footnotes in the section entitled “Fee and Expenses of the Fund,” as well as the table in the section entitled “Example” are revised as follows:

Fees and Expenses of the Fund
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - MainStay MacKay Strategic Bond Fund	Class A		INVESTOR CLASS		Class B [1]	Class C	Class I	Class R2	Class R3	Class R6	SIMPLE CLASS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%		4.00%		none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	none	[2]	none	[2]	5.00%	1.00%	none	none	none	none	none
[1]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[2]	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MainStay MacKay Strategic Bond Fund		Class A	INVESTOR CLASS	Class B [2]	Class C	Class I	Class R2	Class R3	Class R6	SIMPLE CLASS
Management Fees (as an annual percentage of the Fund's average daily net assets)	[1]	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none	0.25%	0.50%	none	0.50%
Interest Expense on Securities Sold Short		0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.08%	0.10%	0.08%
Broker Fees and Charges on Short Sales		0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.03%	0.06%	0.03%
Remainder of Other Expenses		0.23%	0.29%	0.30%	0.30%	0.24%	0.34%	0.32%	0.07%	0.29%
Total Other Expenses		0.34%	0.40%	0.41%	0.41%	0.35%	0.45%	0.43%	0.23%	0.40%
Total Annual Fund Operating Expenses		1.19%	1.25%	2.01%	2.01%	0.95%	1.30%	1.53%	0.83%	1.50%
Waivers / Reimbursements	[3]	none	none	none	none	(0.14%)	none	none	(0.02%)	none
Total Annual Fund Operating Expenses After Waivers / Reimbursements	[3]	1.19%	1.25%	2.01%	2.01%	0.81%	1.30%	1.53%	0.81%	1.50%
[1]	The management fee is as follows: 0.60% on assets up to $500 million; 0.55% on assets from $500 million up to $1 billion; 0.50% on assets from $1 billion to $5 billion; and 0.475% on assets over $5 billion, plus a fee for fund accounting services previously provided by New York Life Investment Management LLC under a separate fund accounting agreement. This fund accounting services fee amounted to 0.01% of the Fund's average daily net assets.
[2]	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.
[3]	New York Life Investment Management LLC ("New York Life Investments") has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class I shares do not exceed 0.70% of its average daily net assets. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest expenses (including interest on securities sold short), litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2023, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund. Total Annual Fund Operating Expenses After Waivers/Reimbursements have been restated to reflect the current contractual arrangement.

Assuming redemption at end of period
Expense Example - MainStay MacKay Strategic Bond Fund - USD ($)	Class A	INVESTOR CLASS	Class B	Class C	Class I	Class R2	Class R3	Class R6	SIMPLE CLASS
1 Year	$ 566	$ 522	$ 704	$ 304	$ 83	$ 132	$ 156	$ 83	$ 153
3 Years	811	781	930	630	289	412	483	263	474
5 Years	1,075	1,059	1,283	1,083	512	713	834	459	818
10 Years	$ 1,828	$ 1,851	$ 2,142	$ 2,142	$ 1,154	$ 1,568	$ 1,824	$ 1,023	$ 1,791

Assuming no redemption
Expense Example No Redemption - MainStay MacKay Strategic Bond Fund - USD ($)	Class B	Class C
1 Year	$ 204	$ 204
3 Years	630	630
5 Years	1,083	1,083
10 Years	$ 2,142	$ 2,142

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.